Summary of Assets Held for Sale (Detail) (USD $) In Millions, unless otherwise specified	Jan. 28, 2012	Jan. 29, 2011
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation and amortization	$ 3,628	$ 3,430
Net assets held for sale	(6)	(14)
Assets held for sale
Property, Plant and Equipment [Line Items]
Assets held for sale, Property and Equipment	9	18
Less: accumulated depreciation and amortization	3	4
Net assets held for sale	6	14
Assets held for sale | Land
Property, Plant and Equipment [Line Items]
Assets held for sale, Property and Equipment	4	9
Assets held for sale | Buildings
Property, Plant and Equipment [Line Items]
Assets held for sale, Property and Equipment	4	7
Assets held for sale | Leasehold improvements
Property, Plant and Equipment [Line Items]
Assets held for sale, Property and Equipment	$ 1	$ 2